STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIENCY (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Balance, Amount	$ (4,816,866)	$ (4,097,889)	$ (3,229,749)	$ (3,105,770)	$ (4,097,889)	$ (3,105,770)	$ (3,105,770)	$ (3,907,310)
Stock Based Compensation, Amount					52,631	110,168	117,587	125,544
Net Income, Amount	(833,200)	(868,234)	(416,503)	(152,227)	(1,701,434)	(568,730)	(1,568,813)	675,996
Stock based compensation	51,708	923	81,920	28,248
Issuance Of Common Stock, Amount							158,125
Exercise Of Stock Options, Amount			14,930				98,930
Warrants Issued, Amount							202,052
Issuance of common stock, amount			58,125
Warrants issued, amount	210,816	148,334
Exercise of warrants, amount	0
Balance, Amount	$ (5,387,542)	$ (4,816,866)	$ (3,491,277)	$ (3,229,749)	$ (5,387,542)	$ (3,491,277)	$ (4,097,889)	$ (3,105,770)
Common Stock
Balance, Shares	436,012	436,012	29,061,883	387,492	436,012	387,492	387,492	387,492
Balance, Amount	$ 436	$ 436	$ 29,061	$ 387	$ 436	$ 387	$ 387	$ 387
Stock Based Compensation, Amount							0	0
Net Income, Amount	0	0	0	0			0	$ 0
Stock based compensation	$ 0	$ 0	$ 0	$ 0			0
Issuance Of Common Stock, Amount							$ 17
Exercise Of Stock Options, Shares							31,853
Issuance Of Common Stock, Shares			3,334				16,667
Exercise Of Stock Options, Amount			$ 4				$ 32
Warrants Issued, Amount							$ 0
Issuance of common stock, amount			$ 3
Exercise of stock options, shares			3,787
Warrants issued, shares	0	0
Warrants issued, amount	$ 0	$ 0
Exercise of warrants, shares	11,470
Exercise of warrants, amount	$ 11
Balance, Shares	447,482	436,012	394,613	29,061,883	447,482	394,613	436,012	387,492
Balance, Amount	$ 447	$ 436	$ 394	$ 29,061	$ 447	$ 394	$ 436	$ 387
Additional Paid-In Capital
Balance, Amount	31,518,293	31,369,036	30,820,639	30,792,391	31,369,036	30,792,391	30,792,391	30,666,847
Stock Based Compensation, Amount							117,587	125,544
Net Income, Amount	0	0	0	0			0	0
Stock based compensation	51,708	923	81,920	28,248
Issuance Of Common Stock, Amount							158,108
Exercise Of Stock Options, Amount			14,926				98,898
Warrants Issued, Amount							202,052
Issuance of common stock, amount			58,122
Warrants issued, amount	210,816	148,334
Exercise of warrants, amount	11
Balance, Amount	31,780,806	31,518,293	30,975,607	30,820,639	31,780,806	30,975,607	31,369,036	30,792,391
Accumulated Deficit
Balance, Amount	(36,335,595)	(35,467,361)	(34,050,775)	(33,898,548)	(35,467,361)	(33,898,548)	(33,898,548)	(34,574,544)
Stock Based Compensation, Amount							0	0
Net Income, Amount	(833,200)	(868,234)	(416,503)	(152,227)			(1,568,813)	675,996
Stock based compensation	0	0	0	0
Issuance Of Common Stock, Amount							0
Exercise Of Stock Options, Amount			0				0
Warrants Issued, Amount							0
Issuance of common stock, amount			0
Warrants issued, amount	0	0
Exercise of warrants, amount	0
Balance, Amount	$ (37,168,795)	$ (36,335,595)	$ (34,467,278)	$ (34,050,775)	$ (37,168,795)	$ (34,467,278)	$ (35,467,361)	$ (33,898,548)